Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 10 months 13 days
Gross Carrying Amount	$ 1,210,953	$ 1,372,284
Accumulated Amortization	(727,691)	(806,787)
Goodwill	2,352,569	2,350,763	$ 2,364,031
Intangible assets	2,414,103	2,412,702
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 61,534	61,939
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 10 months 20 days
Gross Carrying Amount	$ 203,549	297,986
Accumulated Amortization	$ (140,632)	(202,569)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years 8 months 4 days
Gross Carrying Amount	$ 780,233	810,420
Accumulated Amortization	$ (407,401)	(400,021)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	12 years 4 months 17 days
Gross Carrying Amount	$ 227,171	263,878
Accumulated Amortization	$ (179,658)	$ (204,197)